Advances and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Receivables, Other, Related Parties and Retainage [Abstract]
Schedule of Other Accounts Receivable [Table Text Block]

	December 31,
	2013	2012
Advances to Suppliers and Loans	$8,310	$10,479
Prepaid Income Taxes and Social Contributions	$2,281	$2,705
Employee Receivables	$374	$69
Other Creditors	$2,200	$3,543
	$13,165	$16,796